Mineral properties (Tables)	6 Months Ended
Jun. 30, 2026
Mineral Properties
Schedule of mineral properties are broken down

$
Goldwedge
Balance as of December 31, 2024	2,532,184
Land acquisition	58,466
Staking costs	146,159
Change of estimation of environmental rehabilitation liabilities (Note 10)	222,159
Exploration expenditure (see below)	6,148,391
Balance as of December 31, 2025	9,107,359
Cash paid	280,000
Shares issued	31,161
Land purchase	152,441
Exploration expenditure (see below)	8,431,675
Balance as of June 30, 2026	18,002,636

Schedule of exploration expenditures on the Manhattan project

	Six months ended June 30, 2026	Year ended December 31, 2025
Exploration expenditure
Assay	$286,034	$283,151
Data	98,870	165,319
Drilling	5,551,619	3,667,971
Field and logic	1,754,967	1,133,939
Fuel	—	41,621
General and administration and supplies	281,667	446,803
Geological	19,230	163,790
Metallurgical	20,122	—
Site access and maintenance	149,900	—
Permits, licenses, property tax	269,266	245,797
Total	$8,431,675	$6,148,391